Exceptional items - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Analysis of income and expense [abstract]
Business Transformation program (1)	€ 11.9	€ 3.7	€ 26.1	€ 7.1
Brexit (5)	0.0	0.4	0.0	4.7
Factory optimization (8)	1.0	0.5	2.6	2.3
Exceptional Items, Tax Expense (Income), Continuing Operations	€ (3.6)	€ (1.3)	(1.0)	(3.2)
Cash flows relating to exceptional items			€ (46.2)	€ (23.2)